World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2010

Dates Covered
Collections Period	10/01/10 -10/31/10
Interest Accrual Period	10/15/10 -11/14/10
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/10	697,872,139.77	50,511
Yield Supplement Overcollaterization Amount at 09/30/10	38,522,265.12	0

Receivables Balance at 09/30/10	736,394,404.89	50,511
Principal Payments	25,073,004.15	1,214
Defaulted Receivables	951,360.66	48
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 10/31/10	36,709,272.46	0

Pool Balance at 10/31/10	673,660,767.62	49,249

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,555,240.72	506
Past Due 61-90 days	919,009.95	86
Past Due 91 + days	154,540.60	15

Total	5,628,791.27	607

Total 31+ Delinquent as % Ending Pool Balance	0.84%

Recoveries	607,006.02

Aggregate Net Losses—October 2010	344,354.64

Overcollateralization Target Amount	40,419,646.06
Actual Overcollateralization	40,419,646.06

Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	7.58%
Weighted Average Remaining Term	47.76

Flow of Funds	$ Amount
Collections	28,390,404.18
Advances	2,650.57
Investment Earnings on Cash Accounts	5,165.87
Servicing Fee	(613,662.00)

Available Funds	27,784,558.62

Distributions of Available Funds
(1) Class A Interest	741,877.28
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	22,758,689.82
(7) Distribution to Certificateholders	4,202,656.72

Total Distributions of Available Funds	27,784,558.62

Servicing Fee	613,662.00
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 10/15/10	655,999,811.38
Principal Paid	22,758,689.82
Note Balance @ 11/15/10	633,241,121.56

Class A-1
Note Balance @ 10/15/10	0.00
Principal Paid	0.00
Note Balance @ 11/15/10	0.00
Note Factor @ 11/15/10	0.0000000%

Class A-2
Note Balance @ 10/15/10	184,997,811.38
Principal Paid	22,758,689.82
Note Balance @ 11/15/10	162,239,121.56
Note Factor @ 11/15/10	82.3548840%

Class A-3
Note Balance @ 10/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/10	241,000,000.00
Note Factor @ 11/15/10	100.0000000%

Class A-4
Note Balance @ 10/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 11/15/10	198,106,000.00
Note Factor @ 11/15/10	100.0000000%

Class B
Note Balance @ 10/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 11/15/10	31,896,000.00
Note Factor @ 11/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	823,212.08
Total Principal Paid	22,758,689.82

Total Paid	23,581,901.90

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	107,915.39
Principal Paid	22,758,689.82

Total Paid to A-2 Holders	22,866,605.21

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8977211
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8185825

Total Distribution Amount	25.7163036

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5477939
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	115.5263443

Total A-2 Distribution Amount	116.0741382

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 09/30/10	50,411.63
Balance as of 10/31/10	53,062.20
Change	2,650.57

Reserve Account
Balance as of 10/15/10	2,345,271.93
Investment Earnings	410.34
Investment Earnings Paid	(410.34)
Deposit/(Withdrawal)	0.00
Balance as of 11/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93